Property and Equipment - Summary of Property and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (15,993)	$ (2,510)	¥ (10,762)
Total property and equipment, net	14,914	2,340	23,390
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	27,599	4,332	27,599
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,558	401	5,829
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	417	65	417
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 333	$ 52	¥ 307